INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Schedule of information about significant subsidiaries
The Company held investments in the material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2018	2017

VEON Amsterdam B.V.	Netherlands	Holding	100%	100%
VEON Holdings B.V.	Netherlands	Holding	100%	100%
PJSC VimpelCom	Russia	Operating	100%	100%
JSC “Kyivstar”	Ukraine	Operating	100%	100%
LLP “KaR-Tel”	Kazakhstan	Operating	75%	75%
LLC “Unitel”	Uzbekistan	Operating	100%	100%
LLC “VEON Georgia”	Georgia	Operating	80%	80%
CJSC “VEON Armenia”	Armenia	Operating	100%	100%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50%	50%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100%	100%
Global Telecom Holding S.A.E	Egypt	Holding	58%	58%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	26%	26%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	26%	26%
Pakistan Mobile Communications Limited	Pakistan	Operating	49%	49%
Banglalink Digital Communications Limited	Bangladesh	Operating	58%	58%
LLC “Tacom” **	Tajikistan	Operating	—	98%
VimpelCom Lao Co. Ltd. **	Lao PDR	Operating	—	78%

* The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owns less than 50% of the ordinary shares. This is because the Company can exercise operational control through terms of a shareholders’ agreement.
** During 2018, the Group sold its operations in Tajikistan and Laos, see below in this Note for further details.
During the second quarter of 2018, the Company sold its operations in Laos and Tajikistan to external parties, which were previously classified as disposal groups held for sale. The effect of the disposals is detailed below:

	Laos	Tajikistan	Other	Total

Net cash consideration received	22	—	—	22

Derecognition of assets classified as held for sale	(21)	(13)	—	(34)
Derecognition of liabilities classified as held for sale	13	25	10	48
Derecognition of non-controlling interests	(6)	—	—	(6)
Release cumulative other comprehensive income related to disposal group	1	(1)	—	—
Gain on disposal	9	11	10	30

Schedule of information about materially partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2018	2017	2018	2017	2018	2017

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	228	252	19	8
LLC “Sky Mobile” (“Sky Mobile”)	49.8%	49.8%	133	167	(32)	3
Global Telecom Holding S.A.E (“GTH”)	42.3%	42.3%	(1,190)	(793)	(217)	(40)
Omnium Telecom Algérie S.p.A. (“OTA”)	73.7%	73.7%	1,091	1,235	1	100

Schedule of summarized income statement of subsidiaries before inter-company eliminations
Summarized income statement

	Kar-Tel			Sky Mobile			GTH			OTA
	2018	2017	2016	2018	2017	2016	2018	2017*	2016	2018	2017	2016

Operating revenue	410	348	308	81	108	136	2,828	3,015	2,955	813	915	1,040
Operating expenses	(319)	(296)	(255)	(144)	(97)	(162)	(2,810)	(2,421)	(2,463)	(754)	(703)	(753)
Other (expenses) / income	6	(7)	2	—	(2)	(12)	(377)	(450)	(213)	(11)	(27)	(33)
Profit / (loss) before tax	97	45	55	(63)	9	(38)	(359)	144	279	48	185	254
Income tax expense	(20)	(13)	(14)	(1)	(4)	(5)	(124)	(375)	(144)	(47)	(49)	(69)
Profit / (loss) for the year	77	32	41	(64)	5	(43)	(483)	(231)	135	1	136	185

Total comprehensive income / (loss)	77	32	41	(64)	5	(43)	(483)	(231)	135	1	136	185
Attributed to NCIs	19	8	10	(32)	3	(21)	(204)	(56)	116	1	100	141

Dividends paid to NCIs	—	—	—	—	—	—	80	116	—	76	82	—

Schedule of summarized financial position of subsidiaries before inter-company eliminations
Summarized statement of financial position

	Kar-Tel		Sky Mobile		GTH		OTA
	2018	2017	2018	2017	2018	2017*	2018	2017

Property and equipment	192	184	76	79	1,652	2,166	498	517
Intangible assets	69	92	10	12	1,042	1,324	214	291
Other non-current assets	177	204	55	131	1,766	2,094	1,178	1,361
Trade and other receivables	13	22	3	6	263	260	48	31
Cash and cash equivalents	29	14	43	32	420	385	53	125
Other current assets	15	74	12	12	317	363	88	66
Financial liabilities	—	—	—	—	(2,938)	(3,072)	(63)	(128)
Provisions	(4)	(5)	(2)	(4)	(312)	(348)	(25)	(31)
Other liabilities	(85)	(84)	(19)	(22)	(1,690)	(1,865)	(355)	(400)

Total equity	406	501	178	246	520	1,307	1,636	1,832

Attributed to:
Equity holders of the parent	178	249	45	79	1,710	2,100	545	597
Non-controlling interests	228	252	133	167	(1,190)	(793)	1,091	1,235

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations
Summarized statement of cash flows

	Kar-Tel			Sky Mobile			GTH			OTA
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net operating cash flows	148	105	99	29	23	58	900	877	1,077	245	345	446
Net investing cash flows	(42)	(73)	(124)	(18)	(24)	45	(695)	(924)	(473)	(118)	(172)	(238)
Net financing cash flows	(90)	(48)	(83)	—	—	(115)	(110)	(157)	(492)	(193)	(350)	(288)
Effect of exchange rate changes on cash and cash equivalents	(3)	—	1	—	—	(1)	(60)	(18)	(14)	(5)	(7)	(14)
Net increase / (decrease) in cash equivalents	13	(16)	(107)	11	(1)	(13)	35	(222)	98	(71)	(184)	(94)